Revenue information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue information
Total revenue	¥ 144,834	$ 21,623	¥ 692,460	¥ 692,460
Base commission from transactions
Revenue information
Total revenue	117,080			623,556
Innovation initiatives and other value-added services
Revenue information
Total revenue	¥ 27,754			¥ 68,904